Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrant Liabilities [Abstract]
Warrant Liabilities [Text Block]

Note 7 –Warrant Liabilities

As part of the Company’s restructuring plan, see Note 3 – Plan of Restructuring, the Company issued 4,165,000 one-year warrants (the “A Warrants”). The expiration date of the A Warrants was subsequently extended until July 31, 2013.  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share. Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share. The aggregate number of A Warrants and B Warrants to which the holders are entitled is 8,330,000.

In connection with the Offering, the Company issued 1,200,000 three-year warrants (the “Placement Agent Warrants”), 240,000 A Warrants issuable upon exercise of the Placement Agent Warrants, and 240,000 B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants.  The aggregate number of Placement Agent Warrants, A Warrants and B Warrants to which the Placement Agent is entitled is 1,680,000.  Each Placement Agent Warrant entitles the Placement Agent to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share and a two-year A Warrant.  Each A Warrant entitles the Placement Agent to purchase one share of the Company’s Common Stock and a three-year B Warrant at an exercise price of $0.20 per share.  Each B Warrant shall entitle the Placement Agent to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.

In connection with a private placement of $650,000 of 4.00% notes in 2011, the Company issued 1,000,000 five-year warrants to the subscriber.  Each warrant entitles the subscriber to purchase one share of the Company’s Common Stock at an exercise price of $0.10 per share.

All the warrants include a potential adjustment of the strike price if the Company sells or grants any option or warrant at a price per share less than the strike price of the warrants. Therefore, the warrants are not considered indexed to the Company’s Common Stock and are accounted for on a liability basis. The Company recorded a non-cash charge of $68,000 in the three months ended March 31, 2013 and a non-cash gain of $108,000 in the three months ended March 31, 2012 related to changes in the value of the warrants issued in the Offering, to the Placement Agent and to the subscriber in connection with the $650,000 of 4.00% secured notes, which is included in a separate line item, Change in warrant liabilities, in the Condensed Consolidated Statements of Operations.

In November 2012, the Board of Directors approved the issuance to two board members, George W. Schiele and Salvatore J. Zizza, of warrants to purchase 500,000 shares of Common Stock at an exercise price of $0.50 per share. In April 2013, the Board of Directors approved the issuance to one board member, Jean Firstenberg, of warrants to purchase 50,000 shares of Common Stock at an exercise price of $0.50 per share. Each of these warrant issuances is subject to shareholder approval at the 2013 Annual Meeting.

12.  Warrant Liabilities

As part of the Company’s restructuring plan, see Note 3 – Plan of Restructuring for further details, the Company issued 4,165,000 one-year warrants (the “A Warrants”). The expiration date of the A Warrants was subsequently extended until July 31, 2013. Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share.  Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.  The aggregate number of A Warrants and B Warrants to which the holders are entitled is 8,330,000.

In connection with the Offering, the Company issued 1,200,000 warrants (the “Placement Agent Warrants”), 240,000 A Warrants issuable upon exercise of the Placement Agent Warrants, and 240,000 B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants.  The aggregate number of Placement Agent Warrants, A Warrants and B Warrants to which the Placement Agent is entitled is 1,680,000.

In connection with a private placement of $650,000 of 4.00% notes, see Note 13 –  Long-Term Debt, the Company issued 1,000,000 warrants to the subscriber.

All the warrants include a potential adjustment of the strike price if the Company sells or grants any option or warrant at a price per share less than the strike price of the warrants.  Therefore, the warrants are not considered indexed to the Company’s Common Stock and are accounted for on a liability basis.  The Company recorded a $4.0 million non-cash gain in 2012 and a $3.7 million non-cash expense in 2011 related to changes in the value of the warrants issued in the Offering, the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes, which is included in a separate line item, Change in warrant liabilities, in the Consolidated Statements of Operations.